Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of associates [line items]
Carrying amount	$ 28,777		$ 27,200
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	22,367	$ 22,367	21,210	$ 21,210
Fair value	$ 11,631		8,812
HSBC’s interest percent	19.03%
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	$ 5,027		4,659
Fair value	$ 5,705		$ 6,438
HSBC’s interest percent	31.00%